Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated May 1, 2025 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus

each dated May 1, 2025, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

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NOTICE OF IMPORTANT INFORMATION ABOUT
UPCOMING FUND NAME CHANGES AND NEW FUNDS

On November 14, 2024, the Board of Directors of Voya Partners, Inc. (“VPI”) approved the creation and designation of two new funds of the VPI series, to be named Voya Index Solution 2070 Portfolio (Class S) and Voya Solution 2070 Portfolio (Class S) (the “funds”). The funds will be available for investment on or about August 11, 2025.

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Effective March 31, 2025, the Pioneer Equity Income Fund (Class Y) changed its name to the Victory Pioneer Equity Income Fund (Class Y).

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Effective March 31, 2025, the Pioneer Equity Income VCT Portfolio (Class I) changed its name to the Victory Pioneer Equity Income VCT Portfolio (Class I).

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Effective March 31, 2025, the Pioneer High Yield VCT Portfolio (Class I) changed its name to the Victory Pioneer High Yield VCT Portfolio (Class I).

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Effective March 31, 2025, the Pioneer Mid Cap Value VCT Portfolio (Class I) changed its name to the Victory Pioneer Mid Cap Value VCT Portfolio (Class I).

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Effective June 2, 2025, the American Funds® EuroPacific Growth Fund® (Class R3) will change its name to the American Funds® EUPAC Fund® (Class R3) and the American Funds® EuroPacific Growth Fund® (Class R4) will change its name to the American Funds® EUPAC Fund® (Class R4).

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Effective at the opening of business on June 2, 2025, the Wanger Acorn Fund will change its name to the Columbia Variable Portfolio – Acorn Fund and the Wanger International Fund will change its name to the Columbia Variable Portfolio – Acorn International Fund.

X.01107-25	May 2025

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-25	May 2025